UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	97.8%
DIVERSIFIED	5.4%
Colonial Properties Trust		46,100	$2,105,387
Cousins Properties		133,100	4,373,666
Crescent Real Estate Equities Co.		202,700	4,066,162
Vornado Realty Trust		540,935	64,555,183
			75,100,398
HEALTH CARE	2.6%
Health Care Property Investors		249,200	8,978,676
Nationwide Health Properties		221,100	6,911,586
Ventas		476,151	20,060,241
			35,950,503
HOTEL	8.6%
Hilton Hotels Corp.		856,900	30,814,124
Host Hotels & Resorts		1,531,027	40,281,320
Starwood Hotels & Resorts Worldwide		540,300	35,038,455
Strategic Hotels & Resorts		600,700	13,738,009
			119,871,908
INDUSTRIAL	6.1%
AMB Property Corp.		346,900	20,394,251
DCT Industrial Trust		471,400	5,576,662
ProLogis		910,459	59,116,103
			85,087,016
OFFICE	20.6%
Alexandria Real Estate Equities		269,289	27,028,537
BioMed Realty Trust		717,800	18,878,140
Boston Properties		785,100	92,170,740
Brookfield Properties Corp.		1,067,050	43,002,115
Douglas Emmett		376,000	9,599,280
Kilroy Realty Corp.		293,300	21,630,875
Mack-Cali Realty Corp.		387,800	18,470,914
Maguire Properties		401,900	14,291,564
SL Green Realty Corp.		308,924	42,378,194
			287,450,359

		Number of Shares	Value
OFFICE/INDUSTRIAL	2.8%
EastGroup Properties		127,600	$6,511,428
Liberty Property Trust		628,900	30,640,008
PS Business Parks		36,800	2,595,136
			39,746,572
RESIDENTIAL	23.3%
APARTMENT	22.1%
Apartment Investment & Management Co.		576,100	33,235,209
Archstone-Smith Trust		743,800	40,373,464
AvalonBay Communities		441,321	57,371,730
BRE Properties		600,100	37,896,315
Camden Property Trust		207,200	14,568,232
Equity Residential		1,471,700	70,980,091
Essex Property Trust		173,600	22,477,728
GMH Communities Trust		48,314	482,657
Home Properties		41,000	2,165,210
Post Properties		298,556	13,652,966
UDR		479,100	14,670,042
			307,873,644
MANUFACTURED HOME	1.2%
Equity Lifestyle Properties		139,000	7,507,390
Sun Communities		287,800	8,927,556
			16,434,946
TOTAL RESIDENTIAL			324,308,590
SELF STORAGE	6.7%
Extra Space Storage		367,100	6,952,874
Public Storage		886,840	83,957,143
U-Store-It Trust		133,800	2,692,056
			93,602,073

		Number of Shares	Value
SHOPPING CENTER	18.7%
COMMUNITY CENTER	7.4%
Developers Diversified Realty Corp.		556,500	$35,003,850
Equity One		30,400	805,600
Federal Realty Investment Trust		336,000	30,448,320
Inland Real Estate Corp.		160,000	2,934,400
Kimco Realty Corp.		124,700	6,077,878
Regency Centers Corp.		181,320	15,149,286
Tanger Factory Outlet Centers		147,900	5,973,681
Weingarten Realty Investors		137,600	6,544,256
			102,937,271
REGIONAL MALL	11.3%
General Growth Properties		498,100	32,162,317
Macerich Co.		296,800	27,412,448
Simon Property Group		781,200	86,908,500
Taubman Centers		203,012	11,772,666
			158,255,931
TOTAL SHOPPING CENTER			261,193,202
SPECIALTY	3.0%
Plum Creek Timber Co.		846,900	33,384,798
Rayonier		191,500	8,234,500
			41,619,298
TOTAL COMMON STOCK (Identified cost—$819,698,083)			1,363,929,919

		Principal Amount	Value
COMMERCIAL PAPER	1.3%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$17,239,013)		$17,241,000	$17,239,013

TOTAL INVESTMENTS (Identified cost—$836,937,096)	99.1%		1,381,168,932

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		12,980,026

NET ASSETS (Equivalent to $57.54 per share based on 24,230,279 shares of capital stock outstanding)	100.0%		$1,394,148,958

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$547,626,278
Gross unrealized depreciation	3,394,442
Net unrealized appreciation	$544,231,836

Cost for federal income tax purposes	$836,937,096

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin	Name: James Giallanza
		Title: President and principal	Title: Treasurer and principal
		executive officer	financial officer

Date: May 30, 2007